Capital Leased Assets and Capital Lease Obligations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets And Capital Lease Obligations Details Narrative
Capital lease obligations, Gross	$ 233,624
Capital lease obligation maturity	2024
Interest expense incurred on capital leases	$ 17,313	$ 14,793
Capital leased assets [Abstract]:
Sale Leaseback Transaction, Other Information	The newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi were delivered to the Company on January 14, 2014, March 14, 2014 and April 28, 2014, respectively (Note 6). At the same time, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to MSC Azov, MSC Ajaccio and MSC Amalfi, by entering into a ten-year sale and leaseback transaction for each vessel upon their respective deliveries
Vessel's sale and leaseback price	$ 85,572
Prepaid lease rentals	45,793	49,817
Net settlements of interest rate swaps qualifying for cash flow hedge	0	6,604	$ 0
Capital leased assets	256,716
Capital leased assets, depreciation	7,581	6,169
Capital leased assets	$ 242,966	$ 250,547